Taxes On Income	12 Months Ended
Dec. 31, 2011
Taxes On Income [Abstract]
Taxes On Income
NOTE 13:-	TAXES ON INCOME

a.	Israeli taxation:

1.	Corporate tax rates in Israel:

Taxable income of Israeli companies is subject to tax at the rate of 26% in 2009, 25% in 2010, 24% in 2011 and 25% in 2012 and onwards.

2.	Tax benefits under the Israel Law for the Encouragement of Capital Investments, 1959 ("the Law"):

Various industrial projects of NICE and its Israeli subsidiary have been granted "Approved Enterprise" and "Privileged Enterprise" status, which provides certain benefits, including tax exemptions and reduced tax rates. Income not eligible for Approved Enterprise and Privileged Enterprise benefits is taxed at a regular rate.

In the event of distribution of dividends from the said tax-exempt income, the amount distributed will be subject to corporate tax at the rate ordinarily applicable to the Approved Enterprise's income. The tax-exempt income attributable to the "Approved Enterprise" programs mentioned above can be distributed to shareholders without subjecting the Company to taxes only upon the complete liquidation of NICE or its Israeli subsidiary. Tax-exempt income generated under the Company's Privileged Enterprise program will be subject to taxes upon dividend distribution (which includes the repurchase of the Company's shares) or complete liquidation.

The entitlement to the above benefits is conditional upon the Company's fulfilling the conditions stipulated by the Law and regulations published thereunder. Should the Company fail to meet such requirements in the future, income attributable to its Approved Enterprise and Privileged Enterprise programs could be subject to the statutory Israeli corporate tax rate and the Company could be required to refund a portion of the tax benefits already received, with respect to such programs. As of December 31, 2011, management believes that the Company is in compliance with all the conditions required by the Law.

The Company does not intend to distribute any amounts of its undistributed tax exempt income as dividends as it intends to reinvest its tax-exempt income within the Company. Accordingly, no deferred income taxes have been provided on income attributable to the Company's Approved or Privileged Enterprise programs as the undistributed tax exempt income is essentially permanent in duration.

As of December 31, 2011, approximately $ 284,000 is tax-exempt attributable to its various Approved and Privileged Enterprise programs. If such tax exempt income is distributed (other than in respect of the Approved Enterprise programs upon the complete liquidation of the Company), it would be taxed at the reduced corporate tax rate applicable to such profits (between 10%-25%) and an income tax liability of approximately $ 56,000 would be incurred as of December 31, 2011.

During December 2010, the Law for Economic Policy for 2011 and 2012 (Amended Legislation) was passed, and among other things, amended the Law, ("the Amendment") effective January 1, 2011. According to the Amendment, the benefit tracks in the Investment Law were modified and a flat tax rate applies to the Company's entire preferred income. The Company will be able to opt to apply (the waiver is non-recourse) the Amendment and from then on it will be subject to the amended tax rates as follows: 2011 and 2012 - 15%, 2013 and 2014 - 12.5% and in 2015 and thereafter - 12%.

3.	Tax benefits under the Israeli Law for the Encouragement of Industry (Taxation), 1969:

NICE is an "Industrial Company" as defined by the above law and, as such, is entitled to certain tax benefits including accelerated depreciation, deduction of public offering expenses in three equal annual installments and amortization of other intangible property rights for tax purposes.

b.	Income taxes on non-Israeli subsidiaries:

Non-Israeli subsidiaries are taxed according to the tax laws in their respective country of residence. Neither Israeli income taxes, foreign withholding taxes nor deferred income taxes were provided in relation to undistributed earnings of the Company's foreign subsidiaries. This is because the Company has the intent and ability to reinvest these earnings indefinitely in the foreign subsidiaries and therefore those earnings are continually redeployed in those jurisdictions. If these earnings were distributed to Israel in the form of dividends or otherwise, the Company would be subject to additional Israeli income taxes (subject to an adjustment for foreign tax credits) and foreign withholding taxes.

c.	Net operating loss carryforward:

As of December 31, 2011, certain subsidiaries had tax loss carry-forwards totaling approximately $ 122,500 which can be carried forward and offset against taxable income with expiration dates ranging from 2012 and onwards. Approximately $ 77,300 of these carry-forward tax losses have no expiration date. The balance expires between 2012 and 2029.

Utilization of U.S. net operating losses may be subject to substantial annual limitation due to the "change in ownership" provisions of the Internal Revenue Code of 1986 and similar state provisions. The annual limitation may result in the expiration of net operating losses increasing taxes before utilization.

d.	Deferred tax assets and liabilities:

Deferred taxes reflect the net tax effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts recorded for tax purposes. Significant components of the Company's deferred tax assets and liabilities are as follows:

	December 31,
	2011	2010
Deferred tax assets:
Net operating losses carryforward	$30,164	$32,294
Acquired intangibles	1,573	2,277
Share based payments	7,037	7,423
Other	8,400	6,995

Deferred tax assets before valuation allowance	47,174	48,989
Valuation allowance	(19,987)	(21,365)

Deferred tax assets	27,187	27,624

Deferred tax liabilities:
Acquired intangibles	(39,742)	(35,281)

Deferred tax liabilities, net	$(12,555)	$(7,657)

	December 31,
	2011	2010

Current deferred tax assets	$10,405	$6,798
Long-term deferred tax assets	5,066	5,669
Current deferred tax liabilities	(260)	(419)
Long-term deferred tax liabilities	(27,766)	(19,705)

Deferred tax liabilities, net	$(12,555)	$(7,657)

Long-term deferred tax assets are included within other long-term assets in the balance sheets. Current deferred tax liabilities are included within accrued expenses and other liabilities in the balance sheets.

The Company has provided valuation allowances in respect of certain deferred tax assets resulting from tax loss carry forwards and other reserves and allowances due to uncertainty concerning realization of these deferred tax assets.

e.	A reconciliation of the Company's effective tax rate to the statutory tax rate in Israel is as follows:

	Year ended December 31,
	2011	2010	2009

Income before taxes on income, as reported in the consolidated statements of income	$68,884	$58,033	$45,796

Statutory tax rate in Israel	24%	25%	26%
Approved and Privileged Enterprise benefits *)	(8.9)%	(9.8)%	(10.1)%
Changes in valuation allowance	(0.5)%	(2.5)%	0.1%
Earnings taxed under foreign law	1.9%	0.3%	(4.5)%
Other	0.4%	3.1%	(4.9)%

Effective tax rate	16.9%	16.1%	6.6%

*) Net earnings per ordinary share - amounts of the benefit resulting from the "Approved and Privileged Enterprise" status
Basic	$0.10	$0.09	$0.08

Diluted	$0.10	$0.09	$0.07

f.	Income before taxes on income is comprised as follows:

	Year ended December 31,
	2011	2010	2009
Domestic	$46,093	$38,404	$37,976
Foreign	22,791	19,629	7,820

	$68,884	$58,033	$45,796

g.	Taxes on income are comprised as follows:

Current	$20,371	$14,239	$10,024
Deferred	(8,750)	(4,913)	(6,984)

	$11,621	$9,326	$3,040

Domestic	$4,999	$4,180	$4,255
Foreign	6,622	5,146	(1,215)

	$11,621	$9,326	$3,040

h.	Uncertain tax positions:

A reconciliation of the beginning and ending balances of the total amounts of unrecognized tax benefits is as follows:

	December 31,
	2011	2010

Uncertain tax positions, beginning of year	$36,029	$31,896
Uncertain tax positions acquired during the year	-	294
Increases in tax positions for prior years	936	-
Decreases in tax positions for prior years	-	(305)
Increases in tax positions for current year	7,448	8,716
Settlements	(978)	(4,572)

Uncertain tax positions, end of year	$43,435	$36,029

Unrecognized tax benefits included $ 43,275 of tax benefits, which if recognized, would reduce the Company's annual effective tax rate. The Company has further accrued $ 2,227 due to interest related to uncertain tax positions as of December 31, 2011.

As of December 31, 2011, the Company is subject to Israeli income tax audits for the tax years 2006 through 2011, to U.S. federal income tax audits for the tax years of 2003 through 2011 and to other income tax audits for the tax years of 2006 through 2011.